Operating Assets and Liabilities - Deferred Revenue (Details) kr in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2020 DKK (kr)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognized during the year			kr (14,595)	kr (8,482)	kr (10,111)
Upfront payment recognized			14,595	8,482	10,111
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue at January 1			513	513
Revenue recognized during the year			(1,174)	(245)	(4,398)
Total at December 31			513	513	513
Non-current deferred revenue			480	487
Current deferred revenue			33	26
Deferred Revenue Recognized			0	0	0
Total at December 31			kr 513	kr 513	513
Upfront payment	kr 4,911	$ 750
Upfront payment recognized					kr 4,398